COMMITMENTS AND CONTINGENCIES - Components of lease expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Finance lease costs:
Amortization of right-of-use assets		$ 207	$ 666	$ 829
Interest on financing lease liabilities		185	583	772
Total finance lease costs		392	1,249	1,601
Operating lease costs:
Operating lease expenses	$ 480	497	1,936	2,089
Variable lease expenses	217	199	799	947
Short-term lease expenses		18	18	66
Total operating lease costs	697	714	2,753	3,102
Total lease expenses	$ 697	$ 1,106	$ 4,002	$ 4,703